DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		03/31/2011
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	May 6, 2011
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1120    44950 SH       Sole                                      44950
3M Company                     COM              88579Y101    15534   166135 SH       Sole                                     166135
A T & T Corp                   COM              00206R102    16857   550700 SH       Sole                                     550700
Agrium Inc                     COM              008916108    18098   196167 SH       Sole                                     196167
Alexco Resource Corp           COM              01535p106     1552   175325 SH       Sole                                     175325
Allied Nevada Gold Corp        COM              019344100    38961  1098098 SH       Sole                                    1098098
Amerigas Partners Inc          COM              030975106    13588   282736 SH       Sole                                     282736
Anadarko Petroleum Corp        COM              032511107    40684   496631 SH       Sole                                     496631
Apache Corp                    COM              037411105    29438   224857 SH       Sole                                     224857
Barrick Gold Corp              COM              067901108    36547   704042 SH       Sole                                     704042
Bristol Myers Squibb Co        COM              110122108    34425  1302508 SH       Sole                                    1302508
Canadian National Railroad     COM              136375102     1094    14530 SH       Sole                                      14530
Caterpillar Inc                COM              149123101     8027    72090 SH       Sole                                      72090
Chevron Texaco Corp            COM              166764100     1420    13208 SH       Sole                                      13208
Cliffs Natural Resources       COM              18683k101    46845   476646 SH       Sole                                     476646
Colgate-Palmolive Co           COM              194162103     2445    30275 SH       Sole                                      30275
Commercial Metals Co.          COM              201723103     4206   243532 SH       Sole                                     243532
Con Edison Co Of NY            COM              209115104    12133   239214 SH       Sole                                     239214
Crown Cork & Seal Co Inc       COM              228368106      347     9000 SH       Sole                                       9000
CSX Corp                       COM              126408103    17353   220775 SH       Sole                                     220775
Deere & Co                     COM              244199105    35090   362165 SH       Sole                                     362165
Devon Energy Corp              COM              25179M103    43293   471756 SH       Sole                                     471756
Diageo Corp                    COM              25243Q205     1441    18911 SH       Sole                                      18911
Duke Energy Corp               COM              26441C105    10419   574037 SH       Sole                                     574037
Duncan Energy Partners         COM              265026104      381     9400 SH       Sole                                       9400
Enterprise Products Partners L COM              293792107    33951   788467 SH       Sole                                     788467
Exxon Mobil Corp               COM              30231G102     1820    21633 SH       Sole                                      21633
Freeport McMoran Copper & Gold COM              35671D857     7208   129753 SH       Sole                                     129753
Frontier Communications Corp   COM              35906A108    32540  3958669 SH       Sole                                    3958669
General Dynamics Corp          COM              369550108     4561    59572 SH       Sole                                      59572
General Electric Co            COM              369604103    12928   644805 SH       Sole                                     644805
General Mills Inc              COM              370334104      902    24685 SH       Sole                                      24685
Goldcorp Inc.                  COM              380956409     5737   115200 SH       Sole                                     115200
H J Heinz Co                   COM              423074103     9639   197431 SH       Sole                                     197431
Hecla Mining Co                COM              422704106    33831  3725921 SH       Sole                                    3725921
Hess Corp                      COM              42809H107    37269   437378 SH       Sole                                     437378
Hugoton Royalty Trust          COM              444717102     8704   366013 SH       Sole                                     366013
Integrys Energy Group Inc      COM              45822p105     1349    26710 SH       Sole                                      26710
Intl Business Machines Corp    COM              459200101    10789    66164 SH       Sole                                      66164
ITT Industries Inc             COM              450911102    12654   210720 SH       Sole                                     210720
Johnson & Johnson              COM              478160104      653    11019 SH       Sole                                      11019
Kinder Morgan Energy Partners  COM              494550106     3605    48660 SH       Sole                                      48660
Linn Energy LLC                COM              536020100    31267   803165 SH       Sole                                     803165
Marathon Oil Corp              COM              565849106      652    12235 SH       Sole                                      12235
Merck & Co Inc                 COM              58933y105     4956   150129 SH       Sole                                     150129
Mesabi Trust                   COM              590672101      989    24050 SH       Sole                                      24050
Molycorp Inc                   COM              608753109    40399   673090 SH       Sole                                     673090
Mosaic Company                 COM              61945a107    23603   299725 SH       Sole                                     299725
New Gold Inc                   COM              644535106    57363  4898595 SH       Sole                                    4898595
Norfolk & Southern Corp        COM              655844108    12853   185555 SH       Sole                                     185555
Northrop Grumman Corp          COM              666807102     2592    41340 SH       Sole                                      41340
Novartis AG-Sponsored ADR      COM              66987V109     5915   108830 SH       Sole                                     108830
Nucor Corp                     COM              670346105      451     9800 SH       Sole                                       9800
Occidental Petroleum Corp      COM              674599105     3648    34913 SH       Sole                                      34913
Pan American Silver Corp       COM              697900108      316     8500 SH       Sole                                       8500
Pepsico Inc                    COM              713448108     8138   126353 SH       Sole                                     126353
Permian Basin Royalty Trust    COM              714236106     9325   427360 SH       Sole                                     427360
Potash Corp                    COM              73755L107     7176   121775 SH       Sole                                     121775
RIO Tinto PLC                  COM              767204100      779    10960 SH       Sole                                      10960
San Juan Basin Royalty Tr      COM              798241105      864    31350 SH       Sole                                      31350
Silver Wheaton Corp            COM              828336107    31180   719097 SH       Sole                                     719097
South Jersey Industries        COM              838518108      479     8550 SH       Sole                                       8550
Southern Co                    COM              842587107     4435   116380 SH       Sole                                     116380
Spectra Energy Corp            COM              847560109      441    16215 SH       Sole                                      16215
Street Tracks Gold Trust       COM              78463v107     9621    68790 SH       Sole                                      68790
Teekay Offshore Partners L.P.  COM              y8565j101     2360    77371 SH       Sole                                      77371
Union Pacific Corp             COM              907818108     5585    56797 SH       Sole                                      56797
United Technologies            COM              913017109      422     4990 SH       Sole                                       4990
Weingarten Realty SBI          COM              948741103     1102    43992 SH       Sole                                      43992
Xcel Energy Inc                COM              98389B100     3103   129890 SH       Sole                                     129890
Yukon Nevada Gold Corp         COM              98849q101     4089  6195400 SH       Sole                                    6195400